Initial Public Offering (Details) - USD ($)		12 Months Ended
	Mar. 25, 2021	Dec. 31, 2021
Initial Public Offering (Details) [Line Items]
Gross proceeds		$ 311,163,050
Deferred underwriting commissions		$ 10,890,707
Public warrant, description		Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 9).
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of units (in Shares)	31,116,305
Purchase price per share (in Dollars per share)	$ 10
Gross proceeds	$ 311,200,000
Offering costs	17,600,000
Deferred underwriting commissions	$ 10,900,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of units (in Shares)	3,616,305